INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 50	$ 167	$ 59
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(198)	(72)	(76)
Recovery arising from previously unrecognized tax assets	0	(20)	0
Change in tax rates and imposition of new legislation	0	(3)	(17)
Deferred income tax expense (recovery)	(198)	(95)	(93)
Total income tax expense (recovery)	$ (148)	$ 72	$ (34)